UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   2                              |X|

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|



                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Timothy L. Ashburn
                             Chairman and President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                  (314)552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
|X| immediately upon filing pursuant to paragraph (b)
|_| on (date) pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(1)
|_| 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                 RiverGuide Fund





                         Prospectus dated April 1, 2003







                   Investment objective: capital appreciation.

                              401 Junction Highway
                             Kerrville, Texas 78028

                                 (877) 322-0574




















The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                       PAGE

RISK RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................4

ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS ..................4

HOW TO BUY SHARES..............................................................6

HOW TO REDEEM SHARES...........................................................7

DETERMINATION OF NET ASSET VALUE...............................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................9

MANAGEMENT OF THE FUND........................................................11

FINANCIAL HIGHLIGHTS..........................................................12

PRIVACY POLICY................................................................13

FOR MORE INFORMATION..................................................BACK COVER

RISK RETURN SUMMARY

Investment Objective
      The investment objective of the RiverGuide Fund is capital appreciation.

Principal Strategies
     The Fund invests primarily in equity securities selected by the Fund's adviser using a proprietary valuation and timing method. Using its method, the adviser identifies the sectors, industries and indexes, both foreign and domestic that are exhibiting superior upward price movement relative to other sectors, industries and indexes, and allocates portions of the Fund's investments accordingly. For example, the adviser might shift a portion of the Fund's investments between the technology sector and the health sector, another portion between a large capitalization index and a small capitalization index, and still another portion between a U.S. stock index and a Japanese stock index, or any number of other combinations, based on the adviser's assessment of which sectors, industries, indexes or countries offer better opportunities for capital appreciation. The Fund may, at times, invest a significant portion of its assets in any one sector, industry, index or country.

     Equity securities in which the Fund may invest will primarily consist of exchange-traded funds (ETFs), U.S. common stock, American Depositary Receipts
(ADRs), and open-ended mutual funds. ETFs typically own stocks included in a particular index and changes in the price of the ETFs (before deducting the ETFs' expenses) track the movement of the associated index relatively closely. An ADR is an U.S. dollar denominated certificate issued by an U.S. bank that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock.

     The Fund will sell short equity securities that the Fund's adviser believes are overvalued in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. Short selling means the Fund sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money.

     The Fund is a non-diversified fund, which means that the Fund may take a larger position in a small number of investments than a diversified fund. In addition, certain sectors, industries and indexes, both foreign and domestic, may be overweighted compared to others because the Fund's adviser seeks the best investment opportunities. The sectors, industries and indexes, both foreign and domestic, in which the Fund may be overweighted will vary according to the adviser's assessment of market conditions. The adviser will engage in active trading of the Fund's portfolio securities as a result of its overall strategy, the effects of which are described below under "Turnover Risk."


Principal Risks of Investing in the Fund


o Management Risk. The adviser's strategy may fail to produce the intended results.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. Similarly, if the prices of securities owned by an ETF falls, so will the value of the ETF (and the value of the Fund if it owns the ETF).
o Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. Similarly, the prices of ETFs are given to similar volatility as the stocks contained in the index they represent. These volatilities affect the value of the Fund's shares.
o Market Risk. Overall stock market risks may also affect the value of the Fund. For example, if the general level of stock prices fall, so will the value of some ETFs because they represent an interest in a broadly diversified stock portfolio. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund's share price to fall.
o Higher Expenses. Your cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests exclusively in common stock. By investing in the Fund, you will indirectly bear any fees and expenses charged by the ETFs, ADRs, and open-end funds in which the Fund invests in addition to the Fund's direct fees and expenses. Therefore, the Fund will incur higher expenses, many of which may be duplicative.
o Foreign Risk. To the extent the Fund invests in ADRs and foreign ETFs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or group of companies. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If the Fund's portfolio is overweighted in a certain geographic region any negative development affecting that region will have a greater impact on the Fund than a fund that is not overweighted in that region.
o Emerging Market Risk. All of the "foreign risks" described above are heightened to the extent the Fund invests in emerging foreign markets. There may be greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; risk of companies that may be newly organized and small; and less developed legal systems.
o Smaller Company Risk. To the extent the Fund invests, directly or indirectly, in smaller capitalization companies, the Fund will be subject to additional risks. These include:
o The earnings and prospects of smaller companies are more volatile than larger companies.
o Smaller companies may experience higher failure rates than do larger companies.
o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
o Short Sale Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative equity funds. Positions in shorted securities are speculative and more risky than long positions (purchases). You should be aware that any strategy that includes selling securities short can suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return.
o Turnover Risk. The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover rate may be extremely high. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.
o Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary, and you could lose money.

How the Fund has Performed


     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the return of the Fund from year to year. The performance table shows how the Fund's average annual total returns compare over time to a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the RiverGuide Fund, a series of Ameriprime Advisors Trust, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart shows changes in the return of the predecessor fund from year to year. The performance table show how the predecessor fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                        Total Return as of December 31st
                              (CHART OMITTED HERE)
                                  2002, 13.75%


     During the period shown, the highest return for a quarter was 12.96% (4th quarter, 2002); and the lowest return was -2.22% (2nd quarter, 2002).


Average Annual Total Return for the period ended December 31, 2002

The Fund                                             One Year Since Inception(1)
                                                     -------- ------------------
         Return Before Taxes                            13.75%       12.82%
         Return After Taxes on Distributions            10.49%        9.81%
         Return After Taxes on Distributions and
             Sale of Fund Shares(2)                      8.37%        8.80%
S&P 500 Index                                          -22.09%      -21.48%
(reflects no deductions for fees, expenses or taxes)

(1) December 7, 2001
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder Fees (fees paid directly from your investment)
                  Maximum Sales Charge (Load) Imposed on Purchases         NONE
                  Maximum Deferred Sales Charge (Load)                     NONE
                  Redemption Fee1                                          NONE

  Annual Fund Operating Expenses2 (expenses that are deducted from Fund assets)
                  Management Fee3                                          2.25%
                  Distribution and/or Service (12b-1) Fees                 0.00%
                  Other Expenses                                           0.07%
                  Total Annual Fund Operating Expenses                     2.32%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
2 The Fund may invest extensively in EFTs and mutual funds. To the extent that a Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such products, in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in such products, the Fund will incur higher expenses, many of which may be duplicative. These expenses will be borne by the Fund, and are not included in the expenses reflected in the table above or example below.
3 The adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         1 Year            3 Years            5Years           10Years
         ------            --------          -------         -------------
           $238              $731             $1293             $2758


          ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS

Principal Strategies

     Exchange Traded Funds - ETFs include S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRSs, DIAMONDS, iShares, HOLDRS, and other security baskets. SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average.

     ETFs also include S&P Midcap 400, S&P Small Cap 600, and Russell 2000 Depositary Receipts, and other products composed of smaller capitalization companies. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

     The Fund may invest a significant portion of its assets in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical / Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index and other sector-specific ETFs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund will invest in new exchange traded shares, as they become available. The principal risks associated with the ETFs include the risk that the equity securities in an ETF will decline in value due to factors affecting the issuing companies, their industries, or the equity markets generally. They also include special risks associated with the particular sector or countries in which the ETF invests.

     The Fund may invest up to 25% of its assets in foreign companies, in the world's developed and emerging markets, by purchasing American Depositary Receipts ("ADRs") and ETFs like World Equity Benchmark Shares ("WEBS"). An ADR is an U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series or iShares seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index. To the extent the Fund invests in ADRs or foreign ETFs, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.


     Short Sales - The Fund engages in short selling activities, which are significantly different from the investment activities commonly, associated with conservative stock funds. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return. The adviser does not intend to use leverage with respect to its short positions; as a result, the Fund's portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, money market funds or repurchase agreements) to cover its obligations to close its short positions.


Non-Principal Strategies

     The investment objective of the Fund may be changed without shareholder approval.

     The Fund may rotate a portion of its assets to debt securities when the adviser believes that the prospects for capital appreciation may be greater than in equity securities. From time to time, the Fund may take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.


                                HOW TO BUY SHARES
Initial Purchase

     The minimum initial investment in the Fund is $1,000 ($500 for IRAs and other qualified plans). Subsequent investments may be of any amount. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. Account minimums may be waived for clients of the Fund's adviser. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by the intermediary.

         By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);
o    a check made payable to the Fund;

                  Mail the application and check to:

U.S. Mail:                                Overnight:
        RiverGuide Fund                          RiverGuide Fund
        C/o Unified Fund Services, Inc.          C/o Unified Fund Services, Inc.
        P.O. Box 6110                            431 North Pennsylvania Street
        Indianapolis, Indiana 46206-6110         Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 322-0574 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington National Bank
         ABA #0440-0002-4
         Attn: RiverGuide Fund
         D.D.A# 01892204699
         Account Name ____________________ (write in shareholder name) For the Account # __________________ (write in account number)

     You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays, which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund by mail, wire, or automatic investment. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check made payable to the Fund

Checks should be sent to the RiverGuide Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to shorter or medium term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information


     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

             RiverGuide Fund
             c/o Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana 46206-6110

     "Proper order" means your request for a redemption must include:
     o the Fund name and account number,
     o account name(s) and address,
     o the dollar amount or number of shares you wish to redeem.


     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount of number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain one from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (877) 322-0574 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.


     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 322-0574. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent anticipates difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (877) 322-0574. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to reissue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's board of trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days that the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the fund.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of short-term and/or long-term capital gains.

         Taxes

     Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.


     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.


     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:



Summary of Certain Federal Income Tax Consequences for Taxable Accounts


Type of Transaction                                          Tax Status

Income dividends                                             Ordinary income rate

Net short-term capital gain distributions                    Ordinary income rate

Net long-term capital gain distributions                     Long-term capital gains rate - maximum 20% on
                                                             non-corporate taxpayers; in certain
                                                             cases, capital gain distributions relating
                                                             to assets held more than five years are
                                                             taxable at even lower capital gains rates

Sales of shares
(including redemptions) owned                                long-term capital gains or losses
more than one year                                           (capital gains rate - maximum 20% on
                                                             non-corporate
                                                             taxpayers; in
                                                             certain cases,
                                                             shares owned more
                                                             than five years are
                                                             subject to even
                                                             lower capital gains
                                                             rates)

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate
for one year or less                                         as ordinary income; losses are subject
                                                             to special rules

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


                             MANAGEMENT OF THE FUND


     Bates Total Asset Management Inc. ("BTAM"), 401 Junction Highway, Kerrville TX 78028, serves as investment adviser to the Fund. The advisor was founded in 1992 and incorporated in 1999, its clients consist primarily of high net worth individuals and retirement plans. As of March 1, 2003, the adviser had approximately $20 million under management. BTAM specializes in sector, index and style rotation. BTAM also provides financial planning, insurance services, real estate brokerage, and fee-for-service financial advice. L. Brent Bates has been primarily responsible for the day-to-day management of the Fund's predecessor since its inception.


     L. Brent Bates is the President and Chief Executive Officer for BTAM. He has held this position since February of 1999. Prior to that date Mr. Bates operated the advisory firm as a sole proprietorship. Mr. Bates' primary duties include portfolio management. He is also the President of South Texas Ranch Services Inc., which provides ranch development and management in the Texas Hill Country.

     For the fiscal period December 7, 2001 (commencement of operations) through November 30, 2002, the predecessor fund, paid the adviser a fee equal to 2.25% of its average daily net assets. The adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS


     The following table is intended to help you better understand the financial performance of the Fund's predecessor since its inception. Certain information reflects financial results for a single share of the predecessor fund. Total return represents the rate you would have earned (or lost) on an investment in the predecessor fund, assuming reinvestment of all dividends and distributions. The information for the fiscal period December 7, 2001 (commencement of operations) through November 30, 2002 has been audited by McCurdy & Associates CPA's, Inc., whose report, is available from the Fund upon request. The Fund will provide the Annual Report without charge upon written request or by telephone.


                                                         Period ended
                                                         Nov. 30, 2002 (c)
                                                       ------------------

Selected Per Share Data
  Net asset value, beginning of period                  $          10.00
                                                       ------------------
Income from investment operations

  Net investment income (loss)                                     (0.16)
  Net realized and unrealized gain (loss)                           1.10
                                                       ------------------
Total from investment operations                                    0.94
                                                       ------------------
Less Distributions to shareholders:

  From net investment income                                        0.00
  From net realized gain                                            0.00
                                                       ------------------
Total distributions                                                 0.00
                                                       ------------------
Net asset value, end of period                          $          10.94
                                                       ==================
Total Return                                                       9.40%(b)
Ratios and Supplemental Data
Net assets, end of period (000)                         $          5,521
Ratio of expenses to average net assets                            2.32%(a)
Ratio of net investment income to
   average net assets                                            (1.62)%(a)
Portfolio turnover rate                                        6,493.00%

(a) Annualized.
(b) For periods of less than a full year, total return is not annualized.
(c) For the period December 7, 2001 (commencement of operations) through November 30, 2002.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 877-322-0574 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.




Investment Company Act #811-21237

                                 RIVERGUIDE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 2003

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the RiverGuide Fund dated April 1, 2003. This SAI incorporates by reference the RiverGuide Fund's Annual Report to Shareholders dated November 30, 2002. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling 1-877-322-0574.

TABLE OF CONTENTS                                                       PAGE


DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........2

INVESTMENT LIMITATIONS........................................................10

THE INVESTMENT ADVISER........................................................12

TRUSTEES AND OFFICERS.........................................................13

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................16

DETERMINATION OF SHARE PRICE..................................................17

ADDITIONAL TAX INFORMATION....................................................18

INVESTMENT PERFORMANCE........................................................18

STATUS AND TAXATION OF THE FUND...............................................23

CUSTODIAN.....................................................................25

FUND SERVICES.................................................................25

ACCOUNTANTS...................................................................27

DISTRIBUTOR...................................................................27

FINANCIAL STATEMENTS..........................................................27

DESCRIPTION OF THE TRUST AND THE FUND

     The RiverGuide Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Fund is Bates Total Asset Management, Inc. (the "Adviser").


     On January 3, 2003, the Fund acquired all of the assets and liabilities of the RiverGuide Fund, a series of the AmeriPrime Advisors Trust (the "Predecessor Fund") in a tax-free reorganization.


     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     As of March 15, 2003, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Charles Schwab & Co., 101 Montgomery St., San Francisco, CA 94104 - 98.46%.

     As of March 15, 2003, Charles Schwab & Co. may be deemed to control the Fund as the result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, Charles Schwab & Co. could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

     As of March 15, 2003 the officers and Trustees of the Fund owned less than one percent of the shares of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

A. Options -The Fund may purchase put options and sell covered call options on equity securities and securities indexes, in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. The adviser may use the purchase of call options or sale of covered put options as additional tools for participating in upward price movements.

     When the Fund buys a call option on a security or an index; it has the right to any appreciation in the value of the security or index over a fixed price (known as the exercise price) any time up to a certain date in the future (the "expiration date"). In return for this right, the Fund pays the current market price for the option (known as the option premium). If an increase in the value of the security or index causes the option to increase in value to a level that is higher than the option premium the Fund paid, the Fund will profit on the overall position. When the Fund writes (sells) a call option, the Fund receives the option premium, but will lose money if an increase in the value of the security or index causes the Fund's costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. The Fund will sell a call option only if the obligation taken on by the sale of the call is "covered," either 1) by owning the underlying security or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index, 2) by maintaining cash equal to the current market price of the security or index, 3) by owning another call option on the same underlying security or index with the same or a later expiration date and the same or a lower strike price, or 4) by owning another call option on the same underlying security or index with the same or a later expiration date and a higher strike price in addition to cash equal to the difference between the strike price of the sold call and the strike price of the purchased call.

     When the Fund buys a put option on a security or an index, it has the right to receive a payment based on any depreciation in the value of the security or index below the exercise price. The Fund will profit on the overall position if a decrease in the value of the security or index causes the option to increase in value to a level that is higher than the option premium the Fund paid. When the Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund's costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. The Fund will sell a put option only if the obligation taken on by the sale of the put is "covered," either 1) by maintaining cash equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

B. Equity Securities - The Fund may invest in equity securities, which include common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

     Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

     ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate. See "Risks of Investing in Foreign Securities" herein.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     In addition to investing directly in common stocks, the Fund may invest in S&P Depositary Receipts ("SPDRs") and similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the applicable S&P Index such as the S&P 500 Index or the S&P Mid Cap 400 Index. Changes in the price of SPDRs track the movement of the associated Index relatively closely.


C. Corporate Debt Securities - Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 10% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 10% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 10%.

D. Floating Rate, Inverse Floating Rate and Index Obligations - The Fund may invest without limitation in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These floating rate, inverse floating rate and index obligations are considered to be instruments which are commonly known as derivatives. They may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. In certain cases, a change in the underlying index or price may have a leveraging effect on the periodic coupon payments, creating larger possible swings in the prices of such securities than would be expected when taking into account their maturities alone. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. The Fund may invest in instruments whose value is computed based on a multiple of the change in price or value of an asset (or of an index of or relating to assets), provided the relevant asset or assets are eligible for investment by the Fund. To the extent the Fund invests in instruments whose value is computed based on such a multiple, a leverage factor is involved, which can result in high volatility and significant losses. See, "Derivatives."

     Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

     Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

E. Derivatives - The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The advisor will use derivatives only in circumstances where they offer the most efficient means of improving the risk/reward profile of the Fund and when consistent with the Fund's investment objective and policies. The use of derivatives for non-hedging purposes may be considered speculative.

F. Foreign Securities - The Fund may invest in foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

     Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

     Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The world's emerging markets generally include but are not limited to the following: Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

     Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include:
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation. There may be no assurance that such expropriation will not occur in the future in either the Eastern European countries or other countries. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

     In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     Foreign Currency Exchange Transactions. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or to sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a Fund position or an anticipated investment position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

G. Fixed Income Securities - Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

H. Municipal Securities - Municipal securities are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

     The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

     The Adviser considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 10% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 10%.

I. U.S. Government Securities - U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association ("FNMA") are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

J. Mortgage-Backed Securities - Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

K. Collateralized Mortgage Obligations ("CMOs") - CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

L. Zero Coupon and Pay in Kind Bonds - Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

     Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. The Fund will not invest more than 5% of its net assets in pay-in-kind bonds.

M. Repurchase Agreements - A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. government or by an agency of the U.S. government ("U.S. Government Obligation") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be credit worthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

N. Convertible Securities - A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money, The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities, The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting, The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Fund's Prospectus or in this Statement of Additional Information.

     5. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. Short Sales. The Fund will not effect short sales of securities except as described in the Fund's Prospectus or in this Statement of Additional Information.

     7. Investment Companies. The Fund, together with all affiliated persons of the Fund, will not purchase more than 3% of the outstanding shares of any investment company.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Bates Total Asset Management, Inc., 401 Junction Highway, Kerrville, Texas 78028 (the "Adviser"). L. Brent Bates may be deemed to be a controlling person of the Advisor due to his ownership of a majority of its shares.


     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund. For the period from December 7, 2001 (commencement of operations) through November 30, 2002, the Fund paid advisory fees of $94,765.


     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002. The Trustees were provided in advance of the meeting with the Advisor's most recent financial statements and the Predecessor Fund's year-to-date return as of September 30, 2002. At the meeting, counsel to the Trust reviewed the universal fee proposed to be paid to the Adviser and explained that the Adviser is responsible for paying all operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividend expenses of securities sold short), fees and expenses of Independent Trustees, extraordinary expenses and any Rule 12b-1 expenses). The Trustees reviewed the Predecessor Fund's positive performance for the one month ended November 30, 2002 of 0.55% and the period December 7, 2001 (commencement of operations) through November 30, 2002 of 10.20%.

     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

     The Adviser retains the right to use the name "RiverGuide" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "RiverGuide" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund     Length of Time Served    Number of Portfolios in
                                          Complex1                                           Fund Complex1 Overseen
                                                                                                   by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee                 Trustee of Unified               27
600 Jefferson Street                                                Series Trust since
Suite 350                                                             December 2002,
Houston, TX  77002                                                   AmeriPrime Funds
                                                                      since 1995 and
Year of Birth:  1947                                               AmeriPrime Advisors
                                                                  Trust since July 2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company since 1992.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address        Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                              Fund Complex1
                                                                                              Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee                 Trustee of Unified               27
3647 Totem Lane                                                      Series Trust and
Indianapolis, IN 46208                                               AmeriPrime Funds
Year of Birth:  1946                                               since December 2002
                                                                      and AmeriPrime
                                                                   Advisors Trust since
                                  November 2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder,  The Rose, Inc., a registered  investment                        None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
      Name, Age and Address      Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                             Complex1                                       Fund Complex1 Overseen
                                                                                                  by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee                 Trustee of Unified               27
2385 The Woods Lane                                                  Series Trust and
Lexington, KY 40502                                                  AmeriPrime Funds
                                                                   since December 2002
Year of Birth:  1950                                                  and AmeriPrime
                                                                   Advisors Trust since
                                                                      November 2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------
  (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

     The Trust's Valuation Committee consists of Messrs.  Ashburn,  Hippenstiel,
Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the year ended December 31, 2002.

     The  Trust's  Audit  Committee  consists  of Messrs.  Little,  Condon,  and
Hippenstiel. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers;
overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held no meetings during the year ended December 31, 2002.


     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


----------------------------- ----------------------------------- ------------------------- -----------------------
   Name, Age and Address          Position(s) Held with the Fund     Length of Time Served    Number of Portfolios
                                              Complex1                                          in Fund Complex1
                                                                                               Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary             27
1104 Buttonwood Court                                               since October 2002;
---------------------
Lexington, KY  40515                                                 Trustee of Unified
--------------------
                                                                     Series Trust since
Year of Birth: 1950                                                    October 2002,
                                                                    AmeriPrime Advisors
                                                                    Trust since November
                                                                    2002 and AmeriPrime
                                                                    Funds since December
                                                                            2002
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and     Chairman, Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                     since 1989
2002;  President of Unified  Financial  Services  from  November    Director, Unified Financial Securities, Inc.
1997 to April 2000.                                                 since 1990, Director, Unified Fund Services,

Inc. since November 2002.

----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
   Name, Age and Address         Position(s) Held with the Fund     Length of Time Served     Number of Portfolios
                                             Complex1                                            in Fund Complex1
                                                                                               Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler(3)                    Trustee                   Trustee of Unified               27
2361 Old Hickory Lane                                                 Series Trust and
Lexington, KY 40515                                                AmeriPrime Funds since
                                                                     December 2002 and
Year of Birth:  1952                                                AmeriPrime Advisors
                                                                    Trust since November
                                                                            2002
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb                        None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
     Name, Age and Address       Position(s) Held with the Fund     Length of Time Served     Number of Portfolios
                                           Complex1                                             in Fund Complex1
                                                                                              Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano              Treasurer and Chief Financial     Since December 2002 for            N/A
2424 Harrodsburg Road                      Officer                 Unified Series Trust;
Lexington, KY  40503                                               since October 2002 for
                                                                    AmeriPrime Funds and
Year of Birth:  1941                                                AmeriPrime Advisors
                                                                           Trust
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Financial  Officer and Executive Vice President of Unified                        N/A
Financial  Services,  Inc.,  the parent  company of the  Trust's administrator and principal underwriter;  member of the board of directors  of  Unified  Financial  Services,  Inc.  from 1989 to
March 2002.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
     Name, Age and Address       Position(s) Held with the Fund    Length of Time Served     Number of Portfolios
                                          Complex1                                            in Fund Complex(1)
                                                                                             Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                       Assistant Secretary          Since November 2002              N/A
431 N. Pennsylvania St.                                             for Unified Series
Indianapolis, IN 46204                                             Trust and AmeriPrime
                                                                  Advisors Trust; since
Year of Birth:  1964                                                December 2002 for
                                                                     AmeriPrime Funds
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                          Other Directorships Held
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President,  Compliance  of  Unified  Fund  Services,  Inc.                        None
(November 1994 to present);  Vice President and Asst.  Secretary of Lindbergh Funds.

----------------------------------------------------------------- -------------------------------------------------
(1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the
Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.



     The  following  table  provides   information   regarding   shares  of  the
Predecessor  Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2002.


  ===================================== ====================================== ======================================
                                                                                Aggregate Dollar Range of Shares of
                                                                                All Funds Within the Fund Complex(1)
                Trustee                   Dollar Range of Predecessor Fund
                                                       Shares
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Gary E. Hippenstiel                                   None                               $1 - $10,000
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Timothy L. Ashburn                                    None                                   None
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Ronald Tritschler                                     None                                   None
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Stephen Little                                        None                                   None
  ------------------------------------- -------------------------------------- --------------------------------------
  ------------------------------------- -------------------------------------- --------------------------------------
  Daniel Condon                                         None                                   None
  ===================================== ====================================== ======================================
(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.


     The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees and officers of the Trust for the fiscal year ended November 30, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust incurs its pro rata share of expenses based on the number of series in the Trust.


   ============================ ===================== ==================== =================== ======================
                                                          Pension or
                                                          Retirement        Estimated Annual    Total Compensation
                                     Aggregate         Benefits Accrued      Benefits Upon      from Trust and Fund
                                    Compensation        As Part of Fund        Retirement            Complex(1)
                                    from Trust*            Expenses
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Gary E. Hippenstiel,                $6,667                 $0                   $0                 $20,000
   Trustee
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Timothy L. Ashburn,                 $3,667                 $0                   $0                 $11,000
   Trustee, President and
   Secretary
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Ronald C. Tritschler,               $3,667                 $0                   $0                 $11,000
   Trustee
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Stephen A. Little, Trustee          $4,333                 $0                   $0                 $13,000
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Daniel Condon, Trustee              $4,333                 $0                   $0                 $13,000
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Thomas G. Napurano, CFO             $3,333                 $0                   $0                 $10,000
   and Treasurer
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   ---------------------------- --------------------- -------------------- ------------------- ----------------------
   Carol J. Highsmith,                  $667                  $0                   $0                 $2,000
   Assistant Secretary
   ============================ ===================== ==================== =================== ======================
   (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
  Trust and the Trust.



PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the amount the Predecessor Fund directed to brokers is not available considering the Fund has not yet completed the first fiscal year.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Blocked transactions may also occur between the Fund and employees of the Adviser; however in the event that the entire blocked order is not filled, the purchase or sale of the Fund will have priority over the purchase or sale of employees of the Adviser. For the period ended December 7, 2001 (commencement of operations) through November 30, 2002, the Predecessor Fund paid brokerage commissions of $128,790.

     The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Redemption In-Kind

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of November 30, 2002, the Fund had no net capital loss carryforwards, which would expire on November 30, 2010.



INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P(1+T)n=ERV

         Where:  P        =      a hypothetical $1,000 initial investment
                 T        =      average annual total return
                 n        =      number of years
                 ERV      =      ending redeemable value at the end of the
                                 applicable period of the hypothetical
                                 $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes
                                    on redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:


P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions,
                                    at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the Predecessor Fund's performance for the period December 7, 2001 (commencement of operations) through November 30, 2002.


   --------------------------------------------------------------------------------------------------------------
                                                  RIVERGUIDE FUND
   --------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------ ------------------------- -----------------------
                                                                         1 Year              Since Inception(1)
                                                                                             ---------------
   ------------------------------------------------------------ ------------------------- -----------------------
   ------------------------------------------------------------ ------------------------- -----------------------
   Average Annual Total Return                                           10.20%                   10.38%
   ------------------------------------------------------------ ------------------------- -----------------------
   ------------------------------------------------------------ ------------------------- -----------------------
   Average Annual Total Return After Taxes on Distributions
                                                                         10.20%                   10.41%
   ------------------------------------------------------------ ------------------------- -----------------------
   ------------------------------------------------------------ ------------------------- -----------------------
   Average Annual Total Return After Taxes on Distributions
   and Redemptions                                                        6.21%                    8.33%
   ------------------------------------------------------------ ------------------------- -----------------------
      (1) December 7, 2001

     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.


     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period during December 7, 2001 (commencement of operations) through November 30, 2002, the Fund's average annual total return was 10.20%.


     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement");
o    Diversify its investments in securities  within certain  statutory  limits;
     and
o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee, and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.25 per shareholder (subject to a minimum monthly fee of $1250 per Fund) for these transfer agency services. For the period ended December 7, 2001 (commencement of operations) through November 30, 2002, Unified received $11,448 from the Advisor on behalf of the Predecessor Fund for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period ended December 7, 2001 (commencement of operations) through November 30, 2002, Unified received $15,381 from the Advisor on behalf of the Predecessor Fund for these accounting services.


     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the adviser equal to an annual rate of 0.10% of the fund's assets under $50 million, 0.075% of the fund's assets from $50 million to $100 million, and 0.050% of the fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period ended December 7, 2001 (commencement of operations) through November 30, 2002, Unified received $31,031 from the advisor on behalf of the Predecessor Fund for these administrative services accountants.


ACCOUNTANTS

     The firm of Crowe Chizek & Co., LLP, 3815 River Crossing Parkway, Indianapolis, IN, 46240-0977, has been selected as independent public accountants for the Fund for the fiscal year ending November 30, 2003. Crowe Chizek performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn, (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust)f are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements required to be included in the Statement of Additional Information are hereby incorporated by reference to the Predecessor Fund's Annual Report to shareholders for the period December 7, 2001 (commencement of operations) through November 30, 2002. The Trust will provide the Annual Report without charge upon written request or request by telephone.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(1) Financial Statements included in Part A: Financial Highlights Table for the predecessor of RiverGuide Fund.

(2) Financial Statements included in Part B: Audited Financial Statements for the predecessor of RiverGuide Fund for predecessor fund's most current fiscal year.

(3)
                  (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

                  (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

                  (c)      Instruments Defining Rights of Security Holders -
                           None.

                  (d)      Investment Advisory Contracts.

1. Copy of Registrant's Investment Advisory Agreement with Ariston Capital Management Corp with regard to the Ariston Convertible Securities Fund, approved December 18, 2002
                                    - Filed with Registrant's registration
                                    statement on Form N-1A dated December 31,
                                    2002 and incorporated herein by reference..

2. Copy of Registrant's Investment Advisory Agreement with Auxier Asset Management with regard to the Auxier Focus Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3. Copy of Registrant's Investment Advisory Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4. Copy of Registrant's Investment Advisory Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5. Copy of Registrant's Investment Advisory Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6. Copy of Registrant's Investment Advisory Agreement with Spectrum Advisory Services, Inc. with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

7. Copy of Registrant's Investment Advisory Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

8. Copy of Registrant's Investment Advisory Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

9. Copy of Registrant's Investment Advisory Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

10. Copy of Registrant's Investment Advisory Agreement with Bates Total Asset Management, Inc. with regard to the RiverGuide Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (e) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (f)  Bonus or Profit Sharing Contracts - None.

               (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (i) Legal Opinion and Consent of Thompson Coburn LLP, dated March 27, 2003 - Filed herewith.

               (j)  Other Opinions.

                    Consent of Consent of McCurdy & Associates,  C.P.A's,  Inc.,
               dated March 26, 2003, in connection with use of predecessor funds' audited financial statements - Filed herewith.


               (k)  Omitted Financial Statements - None.

               (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (m) Copy of Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (n)  Rule 18f-3 Plan - None.

               (o)  Reserved.

               (p)  Code  of  Ethics  -  Filed  with  Registrant's  registration
                    statement   on  Form  N-1A  dated   December  31,  2002  and
                    incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25. Indemnification

                  Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

          Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 26. Business and Other Connections of the Investment Advisers

1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the Ariston Convertible Securities Fund, a series of the Trust. Mr. Richard
                           B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

2. Auxier Asset Management ("Auxier") serves as the investment adviser for the Auxier Focus Fund, a series of the Trust. Mr. James J. Auxier serves as President and Chief Executive Officer of Auxier and Ms. Shauna C. Tweedy as Chief Financial Officer. Further information about Auxier and its officers can be obtained from the Form ADV Part I filed via IARD.

3. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

4. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas S. Jones serves as President of GJMB, Thomas W. Bent as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as Secretary and Chief Operations Officer, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

5. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

6. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Mark Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

7. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.

8. Bates Total Asset Management, Inc. ("BTAM") serves as the investment adviser for the RiverGuide Fund, a series of the Trust. Mr. Brent L. Bates serves as President of BTAM. Further information about BTAM and Mr. Bates can be obtained from the Form ADV Part I filed via the IARD.


Item 27. Principal Underwriters

     Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust


                         (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrime Advisors Trust, AmeriPrime Funds, ATC Fund, Inc., Julius Baer Investment Funds, Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, Rockland Funds Trust, Securities Management & Timing Funds, Runkel Funds, Sparrow Funds, TANAKA Funds, Inc., and Metric Wisdom Funds.


                         (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  ----                             -----                             -------------------
                  Thomas G. Napurano               CFO and Exec. Vice President      None


                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary

                  Lynn Wood                        Chairman of the Board             None

                  Timothy L. Ashburn               Director                          Chairman, President
                                                                                     and Secretary

                  Karyn E. Cunningham              Controller                        None




                  (c) Not applicable.


Item 28. Location of Accounts and Records

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                  Bellevue, Washington 98005


                  Auxier Asset Management
                  8050 SW Warm Springs St., Suite 130
                  Tualatin, OR 97062

                  Bates Total Asset Management, Inc.
                  401 Junction Highway
                  Kerrville, Texas 78028

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                  Newtown Square, PA  19073

                  Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 29. Management Services

                  None.

Item 30. Undertakings

                  Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with
                  Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

                  Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis and the State of Indiana on March 27, 2003.

                                               UNIFIED SERIES TRUST


                                    /s/ Timothy L. Ashburn
                                    --------------------------------------------
                                    Timothy L. Ashburn, President and Secretary

Attest:

/s/      Thomas G. Napurano
-----------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                     Title                Date

/s/      Timothy L. Ashburn                   Trustee          March 27, 2003
------------------------------------
 Timothy L. Ashburn

/s/      Carol J. Highsmith*                  Trustee          March 27, 2003
------------------------------------
 Daniel Condon

/s/      Carol J. Highsmith*                  Trustee          March 27, 2003
------------------------------------
 Gary E. Hippenstiel

/s/      Carol J. Highsmith*                  Trustee          March 27, 2003
-------------------------------------
 Stephen Little

/s/      Carol J. Highsmith*                  Trustee          March 27, 2003
------------------------------------
 Ronald Tritschler




*Signed pursuant to a Power of Attorney dated December 18, 2002 as filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number             Description


EX.99.i                    Legal Opinion and Consent

EX.99.j1                   Consent of McCurdy & Associates, C.P.A's, Inc.